Leases - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance lease cost
Amortization of right-of-use asset	$ 58	$ 49
Interest on lease liabilities	8	12
Operating lease cost	2,542	2,535
Short term lease cost	0	40
Variable lease cost	1,124	2,161
Total net lease cost	$ 3,732	$ 4,797